Derivative financial instruments	12 Months Ended
Sep. 30, 2023
Derivative financial instruments
Derivative financial instruments

Note 20. Derivative financial instruments

Accounting policy

Derivative financial instruments are instruments whose values are derived from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

The Group uses derivative financial instruments for meeting customers’ needs, our Asset and Liability Management (ALM) activities, and undertaking market making and positioning activities.

Trading derivatives

Derivatives which are used in our ALM activities but are not designated into a hedge accounting relationship are considered economic hedges. These derivatives, along with derivatives used for meeting customers’ needs and undertaking market making and positioning activities, are measured at FVIS and are disclosed as trading derivatives.

Hedging derivatives

Hedging derivatives are those which are used in our ALM activities and have also been designated into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation. These derivatives are measured at fair value. These hedge designations and the associated accounting treatment are detailed below.

For more details regarding the Group’s ALM activities, refer to Note 21.

Fair value hedges

Fair value hedges are used to hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to net interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in net interest income.

Cash flow hedges

Cash flow hedges are used to hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through OCI and subsequently recognised in interest income when the cash flows attributable to the asset or liability that was hedged impact the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in OCI. It is amortised to net interest income over the period in which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in OCI is immediately recognised in net interest income.

Net investment hedges

Net investment hedges are used to hedge FX risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through OCI.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in OCI is immediately recognised in non-interest income.

Note 20. Derivative financial instruments (continued)

Total derivatives

The carrying values of derivative instruments are set out in the tables below.

					Total derivatives
Consolidated	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2023

Interest rate contracts
Swap agreements	65,324	(68,945)	5,689	(10,730)	71,013	(79,675)
Options	301	(317)	-	-	301	(317)
Total interest rate contracts	65,625	(69,262)	5,689	(10,730)	71,314	(79,992)
FX contracts
Spot and forward contracts	9,406	(8,219)	-	(74)	9,406	(8,293)
Cross currency swap agreements	7,650	(8,973)	394	(596)	8,044	(9,569)
Options	110	(132)	-	-	110	(132)
Total FX contracts	17,166	(17,324)	394	(670)	17,560	(17,994)
Credit default swaps
Credit protection bought	-	(127)	-	-	-	(127)
Credit protection sold	105	-	-	-	105	-
Total credit default swaps	105	(127)	-	-	105	(127)
Commodity contracts	116	(266)	-	-	116	(266)
Total of gross derivatives	83,012	(86,979)	6,083	(11,400)	89,095	(98,379)
Impact of netting arrangements	(62,259)	63,111	(5,493)	10,621	(67,752)	73,732
Total of net derivatives	20,753	(23,868)	590	(779)	21,343	(24,647)

2022

Interest rate contracts
Swap agreements	62,828	(65,231)	6,171	(10,002)	68,999	(75,233)
Options	335	(379)	-	-	335	(379)
Total interest rate contracts	63,163	(65,610)	6,171	(10,002)	69,334	(75,612)
FX contracts
Spot and forward contracts	18,609	(17,633)	28	(55)	18,637	(17,688)
Cross currency swap agreements	18,194	(14,412)	486	(787)	18,680	(15,199)
Options	392	(374)	-	-	392	(374)
Total FX contracts	37,195	(32,419)	514	(842)	37,709	(33,261)
Credit default swaps
Credit protection bought	32	(3)	-	-	32	(3)
Credit protection sold	3	(29)	-	-	3	(29)
Total credit default swaps	35	(32)	-	-	35	(32)
Commodity contracts	116	(402)	-	-	116	(402)
Equities	1	-	-	-	1	-
Total of gross derivatives	100,510	(98,463)	6,685	(10,844)	107,195	(109,307)
Impact of netting arrangements	(59,813)	59,806	(6,099)	9,933	(65,912)	69,739
Total of net derivatives	40,697	(38,657)	586	(911)	41,283	(39,568)

Note 20. Derivative financial instruments (continued)

					Total derivatives
Parent Entity	Trading		Hedging		carrying value
$m	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
2023

Interest rate contracts
Swap agreements	66,248	(69,227)	4,616	(10,412)	70,864	(79,639)
Options	301	(317)	-	-	301	(317)
Total interest rate contracts	66,549	(69,544)	4,616	(10,412)	71,165	(79,956)
FX contracts
Spot and forward contracts	9,406	(8,230)	-	(63)	9,406	(8,293)
Cross currency swap agreements	7,824	(9,369)	64	(163)	7,888	(9,532)
Options	110	(132)	-	-	110	(132)
Total FX contracts	17,340	(17,731)	64	(226)	17,404	(17,957)
Credit default swaps
Credit protection bought	-	(127)	-	-	-	(127)
Credit protection sold	105	-	-	-	105	-
Total credit default swaps	105	(127)	-	-	105	(127)
Commodity contracts	116	(266)	-	-	116	(266)
Total of gross derivatives	84,110	(87,668)	4,680	(10,638)	88,790	(98,306)
Impact of netting arrangements	(63,187)	63,415	(4,565)	10,317	(67,752)	73,732
Total of net derivatives	20,923	(24,253)	115	(321)	21,038	(24,574)

2022

Interest rate contracts
Swap agreements	63,939	(65,541)	5,025	(9,683)	68,964	(75,224)
Options	335	(379)	-	-	335	(379)
Total interest rate contracts	64,274	(65,920)	5,025	(9,683)	69,299	(75,603)
FX contracts
Spot and forward contracts	18,621	(17,633)	15	(55)	18,636	(17,688)
Cross currency swap agreements	18,414	(14,921)	146	(177)	18,560	(15,098)
Options	392	(374)	-	-	392	(374)
Total FX contracts	37,427	(32,928)	161	(232)	37,588	(33,160)
Credit default swaps
Credit protection bought	32	(3)	-	-	32	(3)
Credit protection sold	3	(29)	-	-	3	(29)
Total credit default swaps	35	(32)	-	-	35	(32)
Commodity contracts	116	(402)	-	-	116	(402)
Equities	1	-	-	-	1	-
Total of gross derivatives	101,853	(99,282)	5,186	(9,915)	107,039	(109,197)
Impact of netting arrangements	(60,925)	60,121	(4,987)	9,618	(65,912)	69,739
Total of net derivatives	40,928	(39,161)	199	(297)	41,127	(39,458)

Note 20. Derivative financial instruments (continued)

Hedge accounting

The Group designates derivatives into hedge accounting relationships in order to manage the volatility in earnings and capital that would otherwise arise from interest rate and FX risks that may result from differences in the accounting treatment of derivatives and underlying exposures. These hedge accounting relationships and the risks they are used to hedge are described below.

The Group enters into one-to-one hedge relationships to manage specific exposures where the terms of the hedged item significantly match the terms of the hedging instrument. The Group also uses dynamic hedge accounting where the hedged items are part of a portfolio of assets and/or liabilities that frequently change. In this hedging strategy, the exposure being hedged and the hedging instruments may change frequently rather than there being a one-to-one hedge accounting relationship for a specific exposure.

Fair value hedges

Interest rate risk

The Group hedges its interest rate risk to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. Interest rate risk arising from fixed rate debt issuances and fixed rate bonds classified as investment securities at FVOCI is hedged with single currency fixed to floating interest rate derivatives. The Group also hedges its benchmark interest rate risk from fixed rate foreign currency denominated debt issuances using cross currency swaps. In applying fair value hedge accounting, the Group primarily uses one-to-one hedge accounting to manage specific exposures.

The Group also uses a dynamic hedge accounting strategy for fair value portfolio hedge accounting of some fixed rate mortgages to reduce exposure to changes in fair value due to interest rate fluctuations over the hedging period. These fixed rate mortgages are allocated to time buckets based on their expected repricing dates and the fixed-to-floating interest rate derivatives are designated accordingly to the capacity in the relevant time buckets.

The Group hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW for AUD interest rates, SOFR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the derivative. For the portfolio hedge accounting ineffectiveness also arises from prepayment risk (i.e. the difference between actual and expected prepayment of loans). In order to manage the ineffectiveness from early repayments and accommodate new originations the portfolio hedges are de-designated and re-designated periodically.

Cash flow hedges

Interest rate risk

The Group’s exposure to the volatility of interest cash flows from customer deposits and loans is hedged with interest rate derivatives using a dynamic hedge accounting strategy called macro cash flow hedges. Customer deposits and loans are allocated to time buckets based on their expected repricing dates. The interest rate derivatives are designated accordingly to the gross asset or gross liability positions for the relevant time buckets. The Group hedges the benchmark interest rate which generally represents the most significant component of the changes in fair value. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example, BBSW for AUD interest rates, SOFR for USD interest rates and BKBM for NZD interest rates. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the interest rate derivative. Ineffectiveness also arises if the notional values of the interest rate derivatives exceed the capacity for the relevant time buckets. The hedge accounting relationship is reviewed on a monthly basis and the hedging relationships are de-designated and re-designated if necessary.

FX risk

The Group’s exposure to foreign currency principal and credit margin cash flows from fixed rate foreign currency debt issuances is hedged through the use of cross currency derivatives in a one-to-one hedging relationship to manage the changes between the foreign currency and AUD. In addition, for floating rate foreign currency debt issuances, the Group hedges from foreign floating to primarily AUD or NZD floating interest rates. These exposures represent the most significant components of fair value. Ineffectiveness may arise from timing or discounting differences on repricing between the hedged item and the cross currency derivative.

Note 20. Derivative financial instruments (continued)

Net investment hedges

FX risk

Structural FX risk results from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore capital is subject to change that could introduce significant variability to the Group’s reported financial results and capital ratios.

The Group uses FX forward contracts when hedging the currency translation risk arising from net investments in foreign operations. The Group currently applies hedge accounting, predominantly to its net investment in New Zealand operations which is the most material offshore operation and therefore the hedged risk is the movement of the NZD against the AUD. Ineffectiveness only arises if the notional values of the FX forward contracts exceed the net investment.

Economic hedges

As part of the Group’s ALM activities, economic hedges may be entered into to hedge New Zealand future earnings and long-term funding transactions for risk management purposes. These hedges do not qualify for hedge accounting and therefore are not included in the hedging instrument disclosures below.

Hedging instruments

The following tables show the carrying value of hedging instruments and a maturity analysis of the notional amounts of the hedging instruments in one-to-one hedge relationships categorised by the types of hedge relationships and the hedged risk.

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2023

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	16,179	80,537	40,307	137,023	3,072	(8,979)
	Cross currency swap	Interest rate risk	3,696	10,840	1,102	15,638	(274)	(806)
Cash flow hedges	Cross currency swap	FX risk	3,696	10,840	1,102	15,638	668	210
Net investment hedges	Forward contracts	FX risk	3,486	-	-	3,486	-	(74)
Total one-to-one hedge relationships			27,057	102,217	42,511	171,785	3,466	(9,649)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	21,524	217	(20)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	287,510	2,400	(1,731)
Total macro hedge relationships			n/a	n/a	n/a	309,034	2,617	(1,751)
Total of gross hedging derivatives			n/a	n/a	n/a	480,819	6,083	(11,400)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(5,493)	10,621
Total of net hedging derivatives			n/a	n/a	n/a	n/a	590	(779)

Note 20. Derivative financial instruments (continued)

			Notional amounts
				Over
Consolidated			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2022

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	11,263	73,774	39,836	124,873	2,504	(8,073)
	Cross currency swap	Interest rate risk	1,100	9,775	2,442	13,317	(189)	(867)
Cash flow hedges	Cross currency swap	FX risk	1,100	9,775	2,442	13,317	675	80
Net investment hedges	Forward contracts	FX risk	2,803	-	-	2,803	28	(55)
Total one-to-one hedge relationships			16,266	93,324	44,720	154,310	3,018	(8,915)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	22,328	417	(12)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	213,756	3,250	(1,917)
Total macro hedge relationships			n/a	n/a	n/a	236,084	3,667	(1,929)
Total of gross hedging derivatives			n/a	n/a	n/a	390,394	6,685	(10,844)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(6,099)	9,933
Total of net hedging derivatives			n/a	n/a	n/a	n/a	586	(911)

			Notional amounts
				Over
Parent Entity			Within	1 year to	Over		Carrying value
$m	Hedging instrument	Hedged risk	1 year	5 years	5 years	Total	Assets	Liabilities
2023

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	15,636	79,627	38,674	133,937	2,933	(8,966)
	Cross currency swap	Interest rate risk	95	1,340	674	2,109	(32)	(104)
Cash flow hedges	Cross currency swap	FX risk	95	1,340	674	2,109	96	(59)
Net investment hedges	Forward contracts	FX risk	2,585	-	-	2,585	-	(63)
Total one-to-one hedge relationships			18,411	82,307	40,022	140,740	2,997	(9,192)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,632	84	-
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	263,188	1,599	(1,446)
Total macro hedge relationships			n/a	n/a	n/a	265,820	1,683	(1,446)
Total of gross hedging derivatives			n/a	n/a	n/a	406,560	4,680	(10,638)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,565)	10,317
Total of net hedging derivatives			n/a	n/a	n/a	n/a	115	(321)

2022

One-to-one hedge relationships
Fair value hedges	Interest rate swap	Interest rate risk	10,957	72,890	39,836	123,683	2,470	(8,070)
	Cross currency swap	Interest rate risk	863	1,064	759	2,686	(16)	(94)
Cash flow hedges	Cross currency swap	FX risk	863	1,064	759	2,686	162	(83)
Net investment hedges	Forward contracts	FX risk	1,792	-	-	1,792	15	(55)
Total one-to-one hedge relationships			14,475	75,018	41,354	130,847	2,631	(8,302)
Macro hedge relationships
Portfolio fair value hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	2,632	119	(1)
Macro cash flow hedges	Interest rate swap	Interest rate risk	n/a	n/a	n/a	192,136	2,436	(1,612)
Total macro hedge relationships			n/a	n/a	n/a	194,768	2,555	(1,613)
Total of gross hedging derivatives			n/a	n/a	n/a	325,615	5,186	(9,915)
Impact of netting arrangements			n/a	n/a	n/a	n/a	(4,987)	9,618
Total of net hedging derivatives			n/a	n/a	n/a	n/a	199	(297)

Note 20. Derivative financial instruments (continued)

The following tables show the weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships.

				Weighted average rate
	Hedging instrument	Hedged risk	Currency pair	2023	2022
Consolidated

Cash flow hedges	Cross currency swap	FX risk	EUR:NZD	0.5943	0.5965
			USD:NZD	0.6716	0.6949
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0857	1.1200
			USD:AUD	0.6839	0.6926
Parent Entity

Cash flow hedges	Cross currency swap	FX risk	EUR:AUD	0.6650	0.6650
			JPY:AUD	79.6448	79.6448
			CHF:AUD	not material	0.7350
			CNH:AUD	4.7275	4.8253
			HKD:AUD	5.6124	5.5373
Net investment hedges	Forward contracts	FX risk	NZD:AUD	1.0842	1.1171
			USD:AUD	0.6839	0.6926

Impact of hedge accounting in the balance sheets and reserves

The following tables show the carrying amount of hedged items in a fair value hedge relationship and the component of the carrying amount related to accumulated fair value hedge accounting adjustments (FVHA).

	2023		2022
		FVHA		FVHA
	Carrying amount of	included in carrying	Carrying amount of	included in carrying
$m	hedged item	amount	hedged item	amount
Consolidated

Interest rate risk
Investment securities	40,402	(3,257)	39,355	(4,469)
Loans	21,223	(301)	21,798	(532)
Debt issues and loan capital	(100,176)	9,801	(88,112)	8,832
Parent Entity

Interest rate risk
Investment securities	37,995	(3,170)	38,188	(4,419)
Loans	2,510	(122)	2,441	(192)
Debt issues and loan capital	(86,575)	8,866	(78,448)	7,907

There were nil FVHA gains/losses (2022: $3 million losses) included in the above carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses.

The pre-tax impact of cash flow and net investment hedges on reserves is detailed below:

	2023			2022
	Interest	FX		Interest	FX
$m	rate risk	risk	Total	rate risk	risk	Total
Consolidated
Cash flow hedge reserve
Balance as at beginning of year	1,147	(1)	1,146	394	(118)	276
Net gains/(losses) from changes in fair value[1]	(311)	(324)	(635)	1,224	(117)	1,107
Transferred to interest income[1]	(587)	278	(309)	(471)	234	(237)
Balance as at end of year	249	(47)	202	1,147	(1)	1,146
Parent Entity
Cash flow hedge reserve
Balance as at beginning of year	629	1	630	243	(49)	194
Net gains/(losses) from changes in fair value[1]	(535)	(35)	(570)	846	20	866
Transferred to interest income[1]	(382)	33	(349)	(460)	30	(430)
Balance as at end of year	(288)	(1)	(289)	629	1	630

1.      Comparative amounts have been revised to align to current year presentation.

Note 20. Derivative financial instruments (continued)

There were net gains of $2 million (2022: net losses $18 million) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied for the Group and Parent Entity.

As disclosed in Note 26, the net loss from changes in the fair value of net investment hedges were $155 million (2022: net gain $236 million) for the Group and $97 million (2022: net gain $15 million) for the Parent Entity. Included in the foreign currency translation reserve is a loss of $158 million (2022: $146 million loss) for the Group and $162 million (2022: $149 million loss) for the Parent Entity relating to discontinued hedges of our net investment in USD operations. This would only be transferred to the income statement on disposal of the related USD operations.

Hedge effectiveness

Hedge effectiveness is tested prospectively at inception and during the lifetime of hedge relationships. For one-to-one hedge relationships this testing uses a qualitative assessment of matched terms where the critical terms of the derivatives used as the hedging instrument match the terms of the hedged item. In addition, a quantitative effectiveness test is performed for all hedges which could include regression analysis, dollar offset and/or sensitivity analysis.

Retrospective testing is also performed to determine whether the hedge relationship remains highly effective so that hedge accounting can continue to be applied and also to determine any ineffectiveness. These tests are performed using regression analysis and the dollar offset method.

The following tables provide information regarding the determination of hedge effectiveness:

			Change in
			fair value	Change in
			of hedging	value of the		Hedge
			instrument	hedged item	Hedge	ineffectiveness
			used for	used for	ineffectiveness	recognised in
Consolidated			calculating	calculating	recognised in	non-interest
$m	Hedging instrument	Hedged risk	ineffectiveness	ineffectiveness	interest income	income
Consolidated

2023

Fair value hedges	Interest rate swap	Interest rate risk	(2,355)	2,397	42	n/a
	Cross currency swap	Interest rate risk	(12)	15	3	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(849)	898	49	n/a
	Cross currency swap	FX risk	(46)	46	-	n/a
Net investment hedges	Forward contracts	FX risk	(155)	155	n/a	-
Total			(3,417)	3,511	94	-

2022

Fair value hedges	Interest rate swap	Interest rate risk	(4,540)	4,548	8	n/a
	Cross currency swap	Interest rate risk	(1,210)	1,208	(2)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	670	(753)	(83)	n/a
	Cross currency swap	FX risk	117	(117)	-	n/a
Net investment hedges	Forward contracts	FX risk	236	(236)	n/a	-
Total			(4,727)	4,650	(77)	-
Parent Entity

2023

Fair value hedges	Interest rate swap	Interest rate risk	(2,226)	2,260	34	n/a
	Cross currency swap	Interest rate risk	(17)	18	1	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	(858)	917	59	n/a
	Cross currency swap	FX risk	(2)	2	-	n/a
Net investment hedges	Forward contracts	FX risk	(97)	97	n/a	-
Total			(3,200)	3,294	94	-

2022

Fair value hedges	Interest rate swap	Interest rate risk	(4,886)	4,901	15	n/a
	Cross currency swap	Interest rate risk	(233)	230	(3)	n/a
Cash flow hedges	Interest rate swap	Interest rate risk	294	(386)	(92)	n/a
	Cross currency swap	FX risk	50	(50)	-	n/a
Net investment hedges	Forward contracts	FX risk	15	(15)	n/a	-
Total			(4,760)	4,680	(80)	-